Investment Strategy - Multi Trust Funds	Dec. 31, 2025
Natixis Loomis Sayles Focused Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest primarily in common stocks and other equity securities. Equity securities may include, for example, other exchange-traded funds (“ETFs”), notes, preferred stocks, and real estate investment trusts (“REITs”). The Fund focuses on stocks of large-capitalization companies, but the Fund may invest in companies of any size. The Fund normally invests across a wide range of sectors and industries. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund. The Fund’s portfolio will hold approximately 20 to 30 securities.
The Fund’s portfolio manager employs a growth style of equity management that emphasizes companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s portfolio manager also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e., companies with share prices trading significantly below what the portfolio manager believes the share price should be based on proprietary discount cash flow models). The Fund will consider selling a portfolio investment when the portfolio manager believes an unfavorable structural change occurs within a given business or the markets in which it operates, a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the portfolio manager believes the current price fully reflects intrinsic value, or for other investment reasons which the portfolio manager deems appropriate. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Subadviser”) uses a proprietary definition to determine whether a security is classified as U.S. or non-U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Subadviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Subadviser to assess an issuer’s location. The Subadviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index.

Natixis Vaughan Nelson Select ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal market conditions, will invest primarily in equity securities, including common stocks, preferred stocks and real estate investment trusts (“REITs”). The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund. Typically, the Fund’s portfolio will generally hold 20 to 40 securities. The Fund may invest in companies with any market capitalization, although, it will typically focus its investments in mid- to large-capitalization companies. A company will be considered to be a mid- to large-capitalization company if its capitalization is $5 billion or higher.
Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson” or the “Subadviser”) invests in companies of all market capitalizations with a focus on those companies meeting Vaughan Nelson’s return expectations.
Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
•	Companies earning a positive return on capital with stable-to-improving returns.
•	Companies valued at discount to their asset value.
•	Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
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Vaughan Nelson employs a value-driven investment philosophy that selects securities selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.

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Vaughan Nelson starts with the entire U.S. equity investment universe. Vaughan Nelson then narrows the investment universe by using fundamental analysis to construct a portfolio of generally 20 to 40 securities.

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Vaughan Nelson uses fundamental analysis to construct a portfolio that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

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Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from the investment thesis.